Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventory [Line Items]
Inventories	$ 704	$ 807
Lubricants [Member]
Inventory [Line Items]
Inventories	468	428
Bunkers [Member]
Inventory [Line Items]
Inventories	$ 236	$ 379